INVENTORIES - Impairments of Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 964,000	$ 3,439,000	$ 4,474,000
Reversal of impairments of inventories	(200,000)	0	0
The amount of inventories recognized in earnings as an expense during the period	642,586,000	575,473,000	569,374,000
Manufacturing facility closures, restructuring and other related charges
Disclosure of inventories [Line Items]
Recorded impairments of inventories	163,000	1,420,000	3,724,000
Cost of sales
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 801,000	$ 2,019,000	$ 750,000